Financial Instruments - Summary of Disclosure Detail Of Financial Lease Liabilities (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Disclosure detail of financial lease liabilities [line items]
Lease financial liabilities	$ 918
Later Than One Year and Not Later Than Two Years [Member]
Disclosure detail of financial lease liabilities [line items]
Lease financial liabilities	194
Later Than Two Years and Not Later Than Three Years [Member]
Disclosure detail of financial lease liabilities [line items]
Lease financial liabilities	151
Later Than Three Years and Not Later Than Four Years [Member]
Disclosure detail of financial lease liabilities [line items]
Lease financial liabilities	109
Later Than Four Years and Not Later Than Five Years [Member]
Disclosure detail of financial lease liabilities [line items]
Lease financial liabilities	81
More than 5 Years [member]
Disclosure detail of financial lease liabilities [line items]
Lease financial liabilities	$ 383